35. Lease liabilities (Details 2) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)
DisclosureLeaseLiabilitiesLineItems [Line Items]
Balance at beginning	$ 23,861
Balance at ending	21,650
Recoverable taxes	$ 338
Discount rate	553.98%
Average Period	10 years 4 months 24 days
Foreign countries [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Balance at beginning	$ 18,357
Balance at ending	17,310
BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Balance at beginning	5,504
Balance at ending	4,340
Platforms [member] | After Readjustment [Member] | Foreign countries [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Balance at beginning	10,747	[1]
Balance at ending	12,941	[1]
Recoverable taxes		[1]
Discount rate	612.64%	[1]
Average Period	13 years 4 months 24 days
Platforms [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Balance at beginning	$ 643
Balance at ending	859
Recoverable taxes	$ 11
Discount rate	842.68%
Average Period	20 years 9 months 18 days
Vessels [member] | After Readjustment [Member] | Foreign countries [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Balance at beginning	$ 1,530	[1]
Balance at ending	1,050	[1]
Recoverable taxes		[1]
Discount rate	461.73%	[1]
Average Period	4 years 1 month 6 days
Vessels [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Balance at beginning	$ 794
Balance at ending	1,147
Recoverable taxes	$ 71
Discount rate	672.80%
Average Period	3 years 10 months 24 days
Vessels [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Balance at beginning	$ 7,462
Balance at ending	7,199
Recoverable taxes	$ 228
Discount rate	399.33%
Average Period	5 years 3 months 18 days
Others [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Balance at beginning	$ 212
Balance at ending	346
Recoverable taxes	$ 13
Discount rate	643.10%
Average Period	3 years 3 months 18 days
Others [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Balance at beginning	$ 262
Balance at ending	319
Recoverable taxes	$ 15
Discount rate	256.81%
Average Period	2 years 3 months 18 days

[1]	Incremental nominal rate on company debt calculated from the yield curve of bonds and credit risk of the Company, as well as terms.